Leases	12 Months Ended
Dec. 31, 2021
Disclosure of leases [text block] [Abstract]
LEASES

NOTE 15 - LEASES:

The Company has lease contracts for office facilities and vehicles used in its operations. Leases of vehicles generally have lease terms up to three years.

The Company leases vehicles for three-year periods from several different leasing companies and from time to time changes the number of leased vehicles according to its current needs. The leased vehicles are identified by means of license numbers and the vehicle’s registration, with the leasing companies not being able to switch vehicles, other than in cases of deficiencies. The leased vehicles are used by the Company’s management, and other employees whose employment agreements include an obligation of the Company to put a vehicle at their disposal. The Company accounted for the arrangement between it and the leasing companies as a lease arrangement in the scope of IFRS 16 and for the arrangement between it and its employees as an arrangement in the scope of IAS 19, Employee Benefits. The agreements with the leasing companies do not contain extension and/or termination options that the Company is reasonably certain to exercise.

A lease liability in the amount of 90 and right-of-use asset in the amount of 113 have been recognized in the statement of financial position as of December 31, 2021 in respect of leases of vehicles.

The Company leases offices in Ra’anana from Malison for a period of 69 months. The contractual period of the aforesaid lease agreement ends in August 2027. The Company has an option to terminate the contract after 45 months in exchange to penalty in amount of NIS 500,000 that will be diminish in NIS 30,000 in each month from the 45th month of the contract. The Company does not currently expect to exercise this option in the lease agreement.

A lease liability in the amount of 1,087 and right-of-use asset in the amount of 1,047 have been recognized in the statement of financial position as of December 31, 2021 in respect of leases of offices.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

	Office facility	Vehicles	Total
At January 1, 2021	173	85	258
Additions	1,093	95	1,188
Financial expenses	(1)	2	1
Disposals	(91)	-	(91)
Depreciation expense	(127)	(69)	(196)
As of December 31, 2021	1,047	113	1,160

Set out below are the carrying amounts of lease liabilities and the movements during the period:

	2021	2020	2019
At January 1, 2021	275	153	-
Additions	1,176	273	232
Accretion of interest	-	5	9
Interest payment	-	(5)	(9)
Exchange rate differences	43	20	-
Disposals	(99)	-	-
Principal payment	(214)	(171)	(79)
As of December 31, 2021	1,181	275	153

The following are the amounts recognized in profit or loss:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Depreciation expense of right-of-use assets	196	196	74
Interest expense on lease liabilities	-	5	9
Total amount recognized in profit or loss	196	201	83

The Company had total cash outflows for leases of 214 in 2021 and 176 in 2020. The Company also had non-cash additions to right-of-use assets and lease liabilities of 1,176 in 2021 and 273 in 2020.